Segments and Geographic Information (Details 2) (USD $) In Millions, unless otherwise specified	3 Months Ended									9 Months Ended		12 Months Ended
	Nov. 01, 2014	Feb. 01, 2014	Nov. 02, 2013	Aug. 03, 2013	May 04, 2013	Feb. 02, 2013	Oct. 27, 2012	Jul. 28, 2012	Apr. 28, 2012	Nov. 01, 2014	Nov. 02, 2013	Feb. 01, 2014	Feb. 02, 2013	Jan. 28, 2012
Consolidated net sales by major product categories
Net sales	$ 1,130	$ 1,555	$ 1,118	$ 904	$ 993	$ 1,524	$ 1,014	$ 892	$ 978	$ 3,130	$ 3,015	$ 4,570	$ 4,408	$ 4,210
General crafts
Consolidated net sales by major product categories
Net sales												2,371	2,220	2,108
Home decor and seasonal
Consolidated net sales by major product categories
Net sales												898	890	837
Framing
Consolidated net sales by major product categories
Net sales												862	836	804
Scrapbooking
Consolidated net sales by major product categories
Net sales												$ 439	$ 462	$ 461